Accounting judgments and estimates	12 Months Ended
Dec. 31, 2022
Accounting judgments and estimates
Accounting judgments and estimates

6 Accounting judgments and estimates

The preparation of the consolidated financial statements requires the management board to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis and revisions of estimates are recorded prospectively.

6.1Judgments

Development costs

Development costs are recognized in accordance with the accounting policy for certain internally generated assets. The Group’s research and development activities mainly relate to development of biomarkers, AI capabilities and Medical Reporting automatization and IT driven solutions. With respect to biomarkers, the development stage is usually considered to be achieved when the target validation process is completed and commercialization is probable. With respect to AI capabilities and Medical Reporting automatization and IT driven solutions, the development stage is considered to be achieved upon the completion of the Group’s internal validation test. Before such date, any development costs are recognized in profit or loss and may not be subsequently capitalized. As of December 31, 2022, the carrying amount of capitalized development costs was EUR 6,972k (2021: EUR 7,941k). This amount includes investments in the development of biomarkers, AI capabilities and Medical Reporting automatization and IT driven solutions (the new ERP).

Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (e.g. by segment, geography, customer type and rating).

The provision matrix is initially based on the Group's historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecasted economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults in the manufacturing sector, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecasted economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecasted economic conditions. The Group's historical credit loss experience and forecast of economic conditions may also not be representative of customer's actual default in the future. The information about the ECLs on the Group's trade receivables and contract assets is disclosed in Note 22.

Deferred tax asset on loss carryforwards

The tax losses carried forward do not expire. In the light of the Company’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences is limited to the future reversal of existing taxable temporary differences.

Fair value measurement of financial instruments

When the fair values of financial assets and liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair values are measured using valuation techniques including the discounted cash flow model and option pricing models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. For the valuation of the loan hosting a multiple embedded option the Group used the Leveraged Loan Index spread for BBB companies and for C companies as boundary conditions. See Note 22.1 for further details.

Revenue implicit concession

The Group has a diagnostics customer in the Middle Eastern region with a history of significant payment delays. This history has resulted in the recognition of significant subsequent impairment losses by applying the expected credit loss method as the collection of the contractual consideration was historically considered probable upon recognition of revenue. In 2021, based on the developments in its collection experience, additional negotiations with the customer, and past experiences, the Group considered it necessary to reassess its judgments related to the recognition of revenue from contracts with this customer.

The Group’s management concluded, based on the facts and circumstances and management’s expectations regarding this customer, that this uncertainty in the amount of the contract consideration it expects to collect, and the likelihood of accepting a lower amount or changing payment terms represents an “implicit price concession” such that the contract consideration is variable.

Therefore, the Group’s management estimates the amount of the contractual consideration it expects to ultimately collect and for which it is highly probable that related revenue recognized would not be subject to significant future reversals when such uncertainty is resolved. The Group’s management estimates the implicit price concessions by applying an estimated rate of 2% (2021: 18% based primarily upon past collection history).

Despite the uncertainties related to the amount expected to be collected from the customer, based on experience and the facts and circumstances related to the customer, the Group considers it probable that it will collect 98% (2021: 82%) of the amount of estimated variable transaction price due to newly agreed payment plans established with the customer. Therefore, the Group records the difference between the billed amount and the amount estimated to be collectible as a reduction to revenue. At the end of each reporting period, and if necessary upon receipt of new information, the Group may revise the amount of the variable consideration included in the transaction price. The Group has applied this accounting policy and accounting estimate to arrangements with this customer prospectively with effect from the third quarter of 2021.

6.2 Assumptions and estimation uncertainties

Information concerning assumptions and estimation uncertainty that have a significant risk of causing a material adjustment to the fiscal year ended on December 31, 2022 are presented in the following disclosures. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Share-based payments

Estimating fair value for share-based payment transactions requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. For the measurement of the fair value of equity-settled transactions at the grant date (including those issued to replace the cash-settled transactions), the Group uses the Monte Carlo simulation model. The fair value at grant date of equity-settled transactions is not updated at the end of each reporting period.

Valuation of Share Options

The Black-Scholes option pricing model requires the input of subjective assumptions, including assumptions about the expected life of share-based awards and share price volatility. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. As a company listed on the Nasdaq stock exchange in 2019, the Group’s share price only has limited sufficient historical information to be used as a reference, and therefore subjective inputs were included when estimating the fair value of our common shares to be used in both option pricing models.

In addition, our management used different key assumptions in the models to calculate the fair value. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 21.

The Group intends to continue to consistently apply this methodology using the same comparable companies until a sufficient amount of historical information regarding the volatility of our own share price as a public company becomes available.

Going Concern

In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that may cast significant doubt about our ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve-months following the end of the reporting period by considering relevant available information about the future. Management has considered a wide range of factors relating to expected cash inflows which are subject to uncertainty, including the forecasted revenue from the Diagnostics and Pharmaceutical segments, as well as whether we will enter into any new significant pharmaceutical partnerships, and potential sources of convertible debt and equity financing available to us. Management has also estimated expected cash outflows such as operating and capital expenditures and debt repayment schedules, including the ability to delay uncommitted expenditures, and implementation of certain planned cost saving measures. Estimated future cash flows are derived from cash inflows from projected revenues less projected cash costs and are based on the approved budget adjusted for any earnings that have come from the year-to-date performance. Estimated future cash flows have been prepared based on assumptions such as revenue growth rates by segment, savings from planned cost measures and additional funding provided through various means of capital raising and working capital strategies.